Loans Receivable and Allowance for Loan Losses - Allocation of Allowance for Loan Losses by Loan Class (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Allowance for loan losses:
Individually evaluated for impairment
Collectively evaluated for impairment	3,071	2,500
Total	3,071	2,500	2,090	1,880
Individually evaluated for impairment	842	779
Collectively evaluated for impairment	584,836	457,857
Total	585,678	458,636
One-to-Four Family Real Estate [Member]
Allowance for loan losses:
Individually evaluated for impairment
Collectively evaluated for impairment	2,460	2,127
Total	2,460	2,127	1,733	1,601
Individually evaluated for impairment	387	528
Collectively evaluated for impairment	526,283	418,712
Total	526,670	419,240
Multi-Family Real Estate [Member]
Allowance for loan losses:
Individually evaluated for impairment
Collectively evaluated for impairment	186	187
Total	186	187	193	103
Individually evaluated for impairment	208
Collectively evaluated for impairment	21,357	14,990
Total	21,565	14,990
Commercial Real Estate [Member]
Allowance for loan losses:
Individually evaluated for impairment
Collectively evaluated for impairment	224	99
Total	224	99	105	93
Individually evaluated for impairment	247	251
Collectively evaluated for impairment	24,909	13,420
Total	25,156	13,671
Construction Real Estate [Member]
Allowance for loan losses:
Individually evaluated for impairment
Collectively evaluated for impairment	2	5
Total	2	5	4	11
Individually evaluated for impairment
Collectively evaluated for impairment	553	937
Total	553	937
Second Mortgage and Equity Lines of Credit [Member]
Allowance for loan losses:
Individually evaluated for impairment
Collectively evaluated for impairment	45	38
Total	45	38	42	46
Individually evaluated for impairment
Collectively evaluated for impairment	10,916	8,905
Total	10,916	8,905
Passbook or Certificate and Other Loans [Member]
Allowance for loan losses:
Individually evaluated for impairment
Collectively evaluated for impairment	1	1
Total	1	1	1	3
Individually evaluated for impairment
Collectively evaluated for impairment	818	893
Total	818	893
Unallocated [Member]
Allowance for loan losses:
Individually evaluated for impairment
Collectively evaluated for impairment	153	43
Total	153	43	12	23
Individually evaluated for impairment
Collectively evaluated for impairment
Total